Income Tax and Deferred Taxes - Effects of Deferred Tax on Components of Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount Before Income Tax
Cash flow hedge	$ (12,457)	$ 643,292	$ (224,558)
Share of other comprehensive income from associates and joint ventures accounted for using the equity method			16
Foreign currency translation differences	76,187	(497,393)	(111,354)
Gains (losses) from remeasurement of defined benefit plans	(357)	(3,233)	(32)
Total components of other comprehensive income (loss) before taxes	63,373	142,666	(335,928)
Income Tax Expense (Benefit)
Income tax expense (benefit) related to cash flow hedge	4,989	(175,880)	60,631
Income tax related to defined benefit plans	96	873	9
Total income tax relating to components of other comprehensive income	5,085	(175,007)	60,640
Amount After Income Tax
Cash flow hedge	(7,468)	467,412	(163,927)
Share of other comprehensive income from associates and joint ventures accounted for using the equity method			16
Foreign currency translation	76,187	(497,393)	(111,354)
Actuarial gains(losses) on defined-benefit pension plans	(261)	(2,360)	(23)
Total other comprehensive (loss) income	$ 68,458	$ (32,341)	$ (275,288)